Supplemental cash flow information (Tables)	12 Months Ended
Oct. 31, 2024
Supplemental Cash Flow Informations Abstract
Disclosure of reconciliation of cash flows [Table Text Block]
	Years ended October 31,
	2024	2023	2022
Balance - beginning of year	$4,627,452	$4,433,363	$3,239,483
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	417,950	645,151	765,671
Repayments of convertible debentures	(287,460)	(270,000)	(63,490)
Non-cash changes:
Accretion expense	272,501	279,834	1,179,603
Accrued interest on convertible debentures	530,033	471,596	368,280
Loss (gain) on repayment of convertible debentures	62,253	27,243	(47,877)
Loss on conversion of convertible debentures	45,535	21,120	94,326
Loss (gain) on revaluation of derivative liabilities	78,915	(658,503)	(409,607)
Loss on extinguishment of debt	388,985	1,400,823	200,650
Convertible debentures converted into common shares	(680,701)	(1,656,422)	(764,432)
Foreign exchange (gain) loss	(31,515)	(66,753)	(129,244)
Balance - end of year	$5,423,948	$4,627,452	$4,433,363